Stockholders' Deficit - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Jun. 28, 2023 shares	Sep. 30, 2024 Day $ / shares shares	Dec. 31, 2023 Day $ / shares shares	Sep. 10, 2024 $ / shares shares	Jun. 30, 2024 shares	Dec. 19, 2023 $ / shares shares	Aug. 02, 2023 $ / shares	Jun. 27, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 07, 2022 shares	Dec. 02, 2022 $ / shares shares
Preferred stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001						$ 0.0001
Preferred stock, Shares authorized		1,000,000	1,000,000						1,000,000
Preferred Stock, shares issued		0	0						0
Preferred stock, shares outstanding		0	0						0
Temporary equity, shares outstanding				368,879		637,605		766,064		1,010,391
Percentage of common stock issued and outstanding	40
Share price | $ / shares			$ 18
Percentage of proceeds from share issuances		60.00%	60.00%
Sponsor [Member]
Percentage of common stock issued and outstanding	0.40
Sponsor [Member] | Conversion of Class B to Class A Common Stock [Member]
Conversion of Stock, Shares Converted	4,000,000
Conversion of Stock, Shares Issued	4,000,000
Common Class A [Member]
Common stock, shares authorized		200,000,000	200,000,000						200,000,000
Common stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001	$ 10.9		$ 10.62	$ 0.0001		$ 0.0001		$ 10.12
Common stock, shares, issued		4,910,000	4,910,000		4,910,000				910,000
Common stock, shares, outstanding		4,910,000	4,910,000	268,726	4,910,000	128,459			910,000		28,989,609
Common stock, voting rights		one	one
Temporary equity, shares outstanding		368,879	637,605						1,010,391
Share price | $ / shares		$ 10.05
Common Class A [Member] | Sponsor [Member]
Common stock, par or stated value per share | $ / shares								$ 10.29			$ 10.29
Share price | $ / shares		12	$ 12
Common Class A [Member] | Share Price Below Nine Point Two Usd [Member] | Business Acquisition [Member]
Business acquisition, share price | $ / shares		$ 9.2	$ 9.2
Common Class A [Member] | Common Stock [Member]
Common stock, shares authorized		200,000,000	200,000,000						200,000,000
Temporary equity, shares outstanding		368,879	368,879
Common Class B [Member]
Common stock, shares authorized		20,000,000	20,000,000						20,000,000
Common stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares, issued		6,303,333	6,303,333						10,303,333
Common stock, shares, outstanding		6,303,333	6,303,333						10,303,333
Common stock, voting rights		one	one
Percentage of common stock issued and outstanding		25	25
Common Class B [Member] | Sponsor [Member]
Common stock, shares, outstanding	4,000,000
Common Class B [Member] | Common Stock [Member]
Common stock, shares authorized		20,000,000	20,000,000						20,000,000
Class A Common Stock Subject to Possible Redemption [Member] | Common Stock [Member]
Temporary equity, shares outstanding			637,605						1,010,391
Public Warrants [Member]
Minimum lock in period required for warrant exercise from the date of business combination		15 days	15 days
Minimum lock in period required for warrant exercise from the date of IPO		12 months	12 months
Warrants and rights outstanding, term		5 years	5 years
Public Warrants [Member] | Share Price More Than Or Equals To Usd Eighteen [Member]
Share price | $ / shares		$ 18	$ 18
Warrants, redemption price per share | $ / shares		$ 0.01	$ 0.01
Minimum notice period for warrants redemption		30 days	30 days
Warrants redeemable, threshold consecutive trading days | Day		20	20
Warrants redeemable, threshold trading days | Day		30	30
Public Warrants [Member] | Share Price Less Than Eighteen Usd [Member]
Share price | $ / shares		$ 18	$ 18
Public Warrants [Member] | Maximum [Member]
Minimum lock in period required for warrant exercise from the date of business combination		30 days	30 days
Public Warrants [Member] | Maximum [Member] | Share Price Less Than Eighteen Usd [Member]
Warrants exercise price adjustment percentage		180.00%	180.00%
Public Warrants [Member] | Minimum [Member]
Warrants exercise price adjustment percentage		115.00%	115.00%